CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Class A convertible preferred units issued (in units)	24,438,022	22,411,728
Class A convertible preferred units outstanding (in units)	24,438,022	22,411,728
Common units issued (in units)	122,579,218	122,579,218
Common units outstanding (in units)	122,579,218	122,579,218